FINANCING EXPENSES, NET	12 Months Ended
Dec. 31, 2011
FINANCING EXPENSES, NET [Abstract]
FINANCING EXPENSES, NET
NOTE 19        -      FINANCING EXPENSE, NET

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Interest and amortization on debt, net	$45,277	$37,838	$34,522
Changes in fair value, (total level 3 changes in fair value as reported in Note 14D)	(2,053)	7,088	(15,714)
Changes in fair value on debentures, derivatives and warrants - other than level 3 as reported in Note 14D	(3,435)	12,727	17,374
Rate exchange difference (mainly due to the effect of the NIS/USD exchange rate changes on our NIS denominated debentures)	(1,327)	5,946	4,810
Loss from notes exchange	--	2,350	--
Others	1,840	6,976	4,718
Financing expense, net	$40,302	$72,925	$45,710